Business Acquisitions - Amortization periods of identifiable intangible assets acquired (Details) - Egencia $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisitions
Fair value of acquired intangibles	$ 440
Business client relationships
Business Acquisitions
Fair value of acquired intangibles	$ 390
Amortization period (in years)	15 years
Tradenames
Business Acquisitions
Fair value of acquired intangibles	$ 50
Amortization period (in years)	10 years
Acquired technology
Business Acquisitions
Fair value of acquired intangibles	$ 50
Amortization period (in years)	5 years